Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
ASSETS
Cash and due from banks	$ 5,633	$ 5,931
Interest-bearing deposits with banks	127,957	159,962
Cash and interest bearing deposits with banks	133,590	165,893
Trading loans, securities, and other (Note 4)	144,390	147,590
Non-trading financial assets at fair value through profit or loss (Note 4)	11,552	9,390
Derivatives (Note 4)	98,798	54,427
Financial assets designated at fair value through profit or loss (Note 4)	4,561	4,564
Financial assets at fair value through other comprehensive income (Note 4)	69,161	79,066
Total Trading and Non Trading Financial Assets	328,462	295,037
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	317,344	268,939
Securities purchased under reverse repurchase agreements	171,738	167,284
Loans (Notes 4, 6)
Residential mortgages	281,032	268,340
Consumer instalment and other personal	196,782	189,864
Credit card	32,064	30,738
Business and government	261,170	240,070
Total loans	771,048	729,012
Allowance for loan losses (Note 6)	(6,076)	(6,390)
Loans, net of allowance for loan losses	764,972	722,622
Other
Customers' liability under acceptances	19,515	18,448
Investment in Schwab (Note 7)	9,726	11,112
Goodwill (Note 9)	16,753	16,232
Other intangibles	2,181	2,123
Land, buildings, equipment, and other depreciable assets	9,235	9,181
Deferred tax assets	1,857	2,265
Amounts receivable from brokers, dealers, and clients	23,401	32,357
Other assets (Note 10)	26,502	17,179
Total other miscellaneous assets	109,170	108,897
Total assets	1,825,276	1,728,672
LIABILITIES
Trading deposits (Notes 4, 11)	19,553	22,891
Derivatives (Note 4)	87,879	57,122
Securitization liabilities at fair value (Note 4)	12,602	13,505
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	128,899	113,988
Total financial liabilities other than non-trading deposits and other	248,933	207,506
Deposits (Notes 4, 11)
Personal	658,452	633,498
Banks	26,062	20,917
Business and government	499,224	470,710
Total deposits, other than trading	1,183,738	1,125,125
Other
Acceptances	19,515	18,448
Obligations related to securities sold short (Note 4)	51,650	42,384
Obligations related to securities sold under repurchase agreements	132,753	144,097
Securitization liabilities at amortized cost (Note 4)	15,234	15,262
Amounts payable to brokers, dealers, and clients	27,315	28,993
Insurance-related liabilities	7,398	7,676
Other liabilities (Note 12)	28,077	28,133
Total other miscellaneous liabilities	281,942	284,993
Subordinated notes and debentures (Note 4)	11,251	11,230
Total liabilities	1,725,864	1,628,854
EQUITY
Contributed surplus	154	173
Retained earnings	67,046	63,944
Accumulated other comprehensive income (loss)	2,791	7,097
Total equity	99,412	99,818
Total liabilities and equity	1,825,276	1,728,672
Common shares [member]
EQUITY
Issued capital (Note 13)	23,127	23,066
Treasury shares (Note 13)	(243)	(152)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 13)	6,550	5,700
Treasury shares (Note 13)	(13)	(10)
Schwab [member]
Other
Investment in Schwab (Note 7)	$ 9,726	$ 11,112